Taxes on Income - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Taxes [Abstract]
Israel	$ (1,217)	$ (5,467)	$ (2,866)
Foreign	(3,566)	(2,027)	(1,700)
Loss before taxes	$ (4,783)	$ (7,494)	$ (4,566)